S000010027 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Russell Midcap® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.66%	6.65%	12.49%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	4.91%	10.70%
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.23%)	2.02%	8.29%
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.57%	8.36%

[1]	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.